LEASES - Right-of-use lease asset and Liabilities rollforward (Details) - USD ($)		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Right-of-use lease asset and Liabilities
Depreciation of the year		$ 566,818
End of the year	$ 1,114,597	1,114,597
Gross carrying amount
Right-of-use lease asset and Liabilities
Additions for initial application of IFRS 16	1,523,177
Additions of the year	846,149
End of the year	2,369,326	2,369,326
Accumulated Depreciation / Amortization
Right-of-use lease asset and Liabilities
Additions for initial application of IFRS 16	759,045
Exchange differences	(71,134)
Depreciation of the year	566,818
End of the year	$ (1,254,729)	$ (1,254,729)